                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                                 (212) 830-5200

July 1, 1998

Dear Shareholder:

  This semi-annual report covers the period from January 1, 1998 to June 30, 1998.

  The Fund began the current year with assets of $1,563.3 million and ended the six months with $1,773.6 million. In addition, the number of shareholders increased from 130,595 to 136,299.

  Reflective of the overall trend in short-term interest rates, the Fund's yield went from 4.94% on December 31, 1997, to 4.87% on June 30, 1998. We remain committed to high quality, short-term instruments for your safety.

  As always, we appreciate your confidence and support and welcome any comments.

Sincerely,

/s/ ALLAN L. ERB

Allan L. Erb
President

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                            Statement of Net Assets
                                 June 30, 1998
                                  (Unaudited)

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)        VALUE
                                                   ------------   --------   -------   --------------
AGENCY OBLIGATIONS...............................       7.69%

     Federal Home Loan Bank
               5.72%                                              07/07/98   $18,460   $   18,460,296
               5.62%                                              10/08/98     8,125        8,128,334
               5.61%                                              04/22/99    10,000        9,996,211
     Federal Home Loan Mortgage Corporation
               5.45%                                              08/21/98    10,000        9,922,792
     Federal National Mortgage Association
               5.40%                                              07/24/98    16,214       16,158,062
               5.35%                                              08/12/98     6,500        6,496,986
               5.45%                                              08/14/98    12,000       11,919,993
               5.45%                                              08/24/98    10,000        9,918,250
               5.71%                                              09/09/98    12,565       12,565,696
               5.57%                                              05/07/99    12,855       12,842,346
               5.56%                                              05/14/99    20,000       19,977,419
                                                                                       --------------
     TOTAL AGENCY OBLIGATIONS                                                             136,386,385
                                                                                       --------------
COMMERCIAL PAPER.................................      88.23%
Agriculture......................................       5.22%
     Archer Daniels Midland (A-1+, P-1)
               5.50%                                              07/17/98    10,000        9,975,556
               5.50%                                              07/21/98    15,000       14,954,167
               5.50%                                              09/03/98    16,000       15,843,555
     Golden Peanuts Co. (A-1+,P-1)
               5.45%                                              08/06/98     5,000        4,972,750
               5.46%                                              08/11/98     3,600        3,577,614
               5.46%                                              08/13/98     9,000        8,941,305
               5.45%                                              08/14/98     8,000        7,946,711
               5.44%                                              08/26/98     6,740        6,682,965
               5.47%                                              09/24/98     7,000        6,909,593
               5.49%                                              09/25/98     4,000        3,947,540
               5.49%                                              10/30/98     9,000        8,833,927
                                                                                       --------------
                                                                                           92,585,683
                                                                                       --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1998
                                  (Unaudited)

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)        VALUE
                                                   ------------   --------   -------   --------------
Automobiles......................................       4.96%
     Daimler-Benz North America (A-1, P-1)
               5.48%                                              07/02/98   $10,000   $    9,998,478
               5.48%                                              07/23/98     7,000        6,976,558
               5.50%                                              08/07/98    12,000       11,932,167
               5.50%                                              09/16/98    24,500       24,211,785
               5.50%                                              09/17/98    10,000        9,880,833
               5.50%                                              09/23/98    25,281       24,956,561
                                                                                       --------------
                                                                                           87,956,382
                                                                                       --------------
Beverages........................................       4.48%
     Coca-Cola Co. (A-1+, P-1)
               5.42%                                              07/09/98    15,000       14,981,933
               5.45%                                              08/04/98    10,000        9,948,528
               5.46%                                              08/27/98     7,000        6,939,485
               5.47%                                              08/28/98     7,643        7,575,644
               5.48%                                              08/28/98    15,000       14,867,567
               5.47%                                              09/14/98    13,500       13,346,156
               5.46%                                              09/18/98    12,000       11,856,220
                                                                                       --------------
                                                                                           79,515,533
                                                                                       --------------
Broker/Dealer....................................      11.26%
     Bear Stearns Companies, Inc. (A-1, P-1)
               5.41%                                              07/16/98    17,000       16,961,679
               5.56%                                              08/04/98     5,000        4,973,744
               5.52%                                              09/02/98    12,000       11,884,080
               5.51%                                              09/16/98    15,000       14,823,221
     Goldman Sachs Group, L.P. (A-1+, P-1)
               5.50%                                              09/08/98    16,000       15,831,333
               5.50%                                              09/10/98     2,000        1,978,306
               5.50%                                              10/09/98     8,000        7,877,778
               5.48%                                              10/13/98    20,000       19,683,378
               5.48%                                              11/16/98    12,500       12,237,417
               5.48%                                              11/20/98    10,000        9,783,844

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1998
                                  (Unaudited)

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)        VALUE
                                                   ------------   --------   -------   --------------
Broker/Dealer -- (Continued)
     Merrill Lynch & Co., Inc. (A-1+, P-1)
               5.53%                                              07/01/98   $ 6,000   $    6,000,000
               5.53%                                              07/29/98    10,000        9,956,989
               5.49%                                              07/30/98     8,500        8,462,409
               5.53%                                              07/31/98    10,000        9,953,917
               5.54%                                              08/24/98    10,000        9,916,900
               5.51%                                              08/27/98    15,000       14,869,137
               5.44%                                              10/13/98     5,000        4,921,422
               5.51%                                              11/02/98    10,000        9,810,211
               5.51%                                              11/03/98    10,000        9,808,681
                                                                                       --------------
                                                                                          199,734,446
                                                                                       --------------
Chemicals........................................       9.58%
     Dupont (E.I.) de Nemours & Co. (A-1+, P-1)
               5.44%                                              07/08/98    10,000        9,989,422
               5.34%                                              08/14/98    11,000       10,928,207
               5.47%                                              09/02/98    10,000        9,904,275
               5.47%                                              09/21/98    12,000       11,850,487
               5.47%                                              09/22/98    17,000       16,785,606
               5.46%                                              09/23/98    10,000        9,872,600
               5.46%                                              09/24/98    10,000        9,871,083
               5.41%                                              10/27/98    10,000        9,822,672
     Monsanto Co. (A-1, P-1)
               5.44%                                              07/08/98    16,000       15,983,076
               5.44%                                              08/11/98    17,000       16,894,676
               5.44%                                              08/20/98    12,000       11,909,333
               5.50%                                              09/11/98    15,000       14,835,000
               5.49%                                              09/15/98    10,000        9,884,100
               5.50%                                              09/22/98    11,500       11,354,174
                                                                                       --------------
                                                                                          169,884,711
                                                                                       --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1998
                                  (Unaudited)

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)        VALUE
                                                   ------------   --------   -------   --------------
Consumer Products................................       4.40%
     Proctor & Gamble Co. (A-1+, P-1)
               5.35%                                              07/22/98   $17,000   $   16,946,946
               5.47%                                              09/10/98    20,000       19,784,239
               5.47%                                              09/21/98     8,950        8,838,488
               5.47%                                              10/01/98    20,000       19,720,422
               5.47%                                              10/05/98    13,000       12,810,373
                                                                                       --------------
                                                                                           78,100,468
                                                                                       --------------
Electronics......................................       1.61%
     Emerson Electric (A-1+, P-1)
               5.46%                                              10/23/98    18,750       18,425,812
     Motorola, Inc. (A-1+, P-1)
               5.50%                                              09/24/98    10,300       10,166,243
                                                                                       --------------
                                                                                           28,592,055
                                                                                       --------------
Entertainment....................................       3.49%
     Walt Disney Company Inc. (A-1, P-1)
               5.43%                                              11/09/98    28,000       27,446,743
               5.46%                                              11/12/98    15,500       15,184,988
               5.47%                                              12/17/98    19,825       19,315,922
                                                                                       --------------
                                                                                           61,947,653
                                                                                       --------------
Finance..........................................      16.63%
     American Express Credit Corp. (A-1, P-1)
               5.20%                                              07/13/98    17,000       16,970,533
               5.35%                                              07/15/98    12,000       11,975,033
               5.48%                                              09/14/98    14,000       13,840,167
               5.45%                                              09/29/98    10,000        9,863,750
     Ford Motor Credit Company (A-1, P-1)
               5.50%                                              07/06/98     4,000        3,996,944
               5.36%                                              07/20/98    10,000        9,971,711
               5.36%                                              07/27/98    10,000        9,961,289
               5.46%                                              08/12/98    10,000        9,936,300
               5.48%                                              09/02/98     3,000        2,971,230
               5.48%                                              09/03/98    13,500       13,368,480
               5.48%                                              09/04/98    10,000        9,901,056

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1998
                                  (Unaudited)

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)        VALUE
                                                   ------------   --------   -------   --------------
Finance -- (Continued)
     General Electric Capital Corporation (A-1+, P-1)
               5.39%                                              07/14/98   $ 2,000   $    1,996,107
               5.43%                                              07/14/98     6,500        6,487,255
               5.34%                                              07/15/98    22,000       21,954,313
               5.50%                                              08/03/98    10,000        9,949,583
               5.50%                                              08/18/98    10,000        9,926,667
               5.43%                                              10/29/98    12,000       11,782,800
     General Motors Acceptance Corporation (A-1, P-1)
               5.44%                                              08/17/98     7,500        7,446,733
               5.49%                                              08/19/98    10,000        9,925,275
     MetLife Funding Corporation (A-1+, P-1)
               5.54%                                              07/28/98    15,000       14,937,675
     USAA Capital Corp. (A-1+, P-1)
               5.45%                                              07/09/98     9,500        9,488,494
               5.34%                                              07/10/98    20,000       19,973,300
               5.51%                                              07/23/98    10,000        9,966,328
               5.47%                                              08/26/98    13,000       12,889,384
               5.42%                                              09/17/98    14,500       14,329,722
               5.49%                                              09/28/98     6,500        6,411,779
               5.42%                                              10/02/98     5,000        4,929,992
               5.42%                                              10/14/98    10,000        9,841,917
                                                                                       --------------
                                                                                          294,993,817
                                                                                       --------------
Food.............................................       1.87%
     Hershey Foods Corp (A-1+, P-1)
               5.48%                                              08/25/98    10,000        9,916,278
               5.50%                                              09/24/98     8,480        8,369,878
     McCormick And Co. (A-1, P-1)
               5.50%                                              09/15/98    15,000       14,825,833
                                                                                       --------------
                                                                                           33,111,989
                                                                                       --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1998
                                  (Unaudited)

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)        VALUE
                                                   ------------   --------   -------   --------------
Food/Retail......................................       4.14%
     Winn Dixie Stores, Inc. (A-1, P-1)
               5.51%                                              07/28/98   $15,000   $   14,938,013
               5.55%                                              08/11/98    10,000        9,936,792
               5.50%                                              08/25/98    27,000       26,773,125
               5.50%                                              09/01/98    12,000       11,886,333
               5.50%                                              09/08/98    10,000        9,894,583
                                                                                       --------------
                                                                                           73,428,846
                                                                                       --------------
Industrial.......................................       2.12%
     Eaton Corporation (A-1, P-1)
               5.50%                                              09/01/98    18,000       17,829,500
               5.50%                                              09/03/98    20,000       19,804,622
                                                                                       --------------
                                                                                           37,634,122
                                                                                       --------------
Oil & Gas........................................       6.22%
     Amoco Corporation (A-1+, P-1)
               5.43%                                              07/13/98    11,000       10,980,090
               5.43%                                              07/16/98    10,000        9,977,375
               5.45%                                              08/05/98    20,000       19,894,028
               5.45%                                              08/07/98    10,000        9,943,986
               5.46%                                              08/10/98    22,000       21,866,533
               5.47%                                              08/24/98    15,000       14,876,925
     Atlantic Richfield Company (A-1, P-1)
               5.41%                                              10/07/98    23,000       22,661,274
                                                                                       --------------
                                                                                          110,200,211
                                                                                       --------------
Pharmaceutical...................................       1.68%
     SmithKline Beecham Corporation (A-1+, P-1)
               5.50%                                              08/17/98    29,930       29,715,086
                                                                                       --------------
Publishing.......................................       1.96%
     McGraw-Hill, Inc. (A-1, P-1)
               5.29%                                              07/15/98    18,500       18,461,941
               5.49%                                              09/16/98    10,000        9,882,575
               5.40%                                              10/06/98     6,500        6,405,425
                                                                                       --------------
                                                                                           34,749,941
                                                                                       --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Continued)
                                 June 30, 1998
                                  (Unaudited)

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)        VALUE
                                                   ------------   --------   -------   --------------
Technology.......................................       2.44%
     Lucent Technologies (A-1, P-1)
               5.44%                                              07/13/98   $ 7,000   $    6,987,307
               5.44%                                              07/14/98     8,000        7,984,284
               5.48%                                              08/19/98    16,000       15,880,658
               5.45%                                              09/18/98     6,500        6,422,262
               5.45%                                              09/25/98     6,000        5,921,883
                                                                                       --------------
                                                                                           43,196,394
                                                                                       --------------
Telecommunications...............................       6.17%
     BellSouth Telecommunications (A-1+, P-1)
               5.49%                                              07/27/98     2,755        2,744,076
               5.47%                                              08/12/98    18,200       18,083,854
               5.50%                                              08/20/98     4,500        4,465,625
               5.47%                                              08/21/98    10,205       10,125,920
               5.47%                                              09/08/98    20,000       19,790,317
               5.48%                                              09/11/98    12,640       12,501,465
               5.49%                                              09/11/98     8,000        7,912,160
     SBC Communications, Inc. (A-1+, P-1)
               5.48%                                              08/06/98    14,000       13,923,280
               5.47%                                              08/10/98    20,000       19,878,444
                                                                                       --------------
                                                                                          109,425,141
                                                                                       --------------
                    TOTAL COMMERCIAL PAPER                                              1,564,772,478
                                                                                       --------------
VARIABLE RATE DEMAND NOTES.......................       1.54%
     Bear Stearns Companies, Inc. (A-1, P-1)
               5.41%                                              09/09/98     5,420        5,411,508
               5.61%                                              09/09/98     4,750        4,742,405
     General Motors Acceptance Corporation (A-1, P-1)
               5.32%                                              07/07/98     5,000        4,986,540
     Morgan Stanley Dean Witter & Co. (A+, A-1)
               5.37%                                              09/22/98     7,250        7,233,447
               5.43%                                              09/09/98     5,000        4,987,412
                                                                                       --------------
                    TOTAL VARIABLE RATE DEMAND NOTES                                       27,361,312
                                                                                       --------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND
                     Statement of Net Assets -- (Concluded)
                                 June 30, 1998
                                  (Unaudited)

                                                    PERCENTAGE                 PAR
                                                   OF PORTFOLIO   MATURITY    (000)        VALUE
                                                   ------------   --------   -------   --------------
VARIABLE RATE AGENCY OBLIGATIONS.................       0.69%
     Federal National Mortgage Association
               5.35%                                              09/14/98   $ 5,000   $    5,000,000
     Student Loan Marketing Association
               5.36%                                              07/07/98     5,000        4,999,830
               5.35%                                              07/07/98     2,225        2,223,393
                                                                                       --------------
                    TOTAL VARIABLE RATE OBLIGATIONS                                        12,223,223
                                                                                       --------------
U.S. GOVERNMENT OBLIGATIONS......................       1.97%
     U.S. Treasury Notes
               5.12%                                              12/31/98    15,000       14,984,382
               5.00%                                              01/31/99    10,000        9,979,937
               5.87%                                              03/31/99    10,000       10,026,116
                                                                                       --------------
                    TOTAL U.S. GOVERNMENT OBLIGATIONS                                      34,990,435
                                                                                       --------------
TOTAL INVESTMENTS................................     100.12%                           1,775,733,833
     (Amortized cost $1,775,733,833)*
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS         (0.12)%                             (2,131,289)
                                                      ------                           --------------
NET ASSETS.......................................     100.00%                          $1,773,602,544
                                                      ======                           ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE ($1,773,602,544 / 1,773,622,544).....                                               $1.00
                                                                                       ==============

---------------
* Also cost for Federal income tax purposes.

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                            Statement of Operations
                         Six Months Ended June 30, 1998
                                  (Unaudited)

INVESTMENT INCOME
     Interest...............................................  $49,105,156
                                                              -----------
EXPENSES
     Advisory fees..........................................    3,187,753
     Administration fees....................................      278,456
     Distribution fees......................................    1,750,731
     Directors' fees........................................       23,877
     Custodian fees.........................................       90,587
     Transfer agent fees....................................      822,806
     Legal..................................................       43,423
     Audit..................................................       21,514
     SEC registration fees..................................       46,117
     Blue sky registration fees.............................       61,906
     Insurance..............................................       13,696
     Printing and postage...................................      139,246
     Miscellaneous..........................................        6,106
                                                              -----------
          TOTAL EXPENSES....................................    6,486,218
     Waiver of Advisory Fees................................     (189,738)
                                                              -----------
          NET EXPENSES......................................    6,296,480
                                                              -----------
NET INVESTMENT INCOME.......................................   42,808,676
NET REALIZED LOSS ON INVESTMENTS............................       (5,642)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $42,803,034
                                                              ===========

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                      Statements of Changes in Net Assets

                                                              SIX MONTHS ENDED     FOR THE YEAR
                                                               JUNE 30, 1998           ENDED
                                                                (UNAUDITED)      DECEMBER 31, 1997
                                                              ----------------   -----------------
Increase in Net Assets:
  Operations:
     Net investment income..................................   $   42,808,676     $   69,288,675
     Net realized loss on investments.......................           (5,642)               (18)
                                                               --------------     --------------
     Net increase in net assets resulting from operations...       42,803,034         69,288,657
                                                               --------------     --------------
  Dividends to shareholders from:
     Net investment income ($.0243 and $.0485 per share,
       respectively)........................................      (42,808,676)       (69,288,675)
                                                               --------------     --------------
  Total dividends to shareholders...........................      (42,808,676)       (69,288,675)
                                                               --------------     --------------
  Capital Stock Transactions:
     Proceeds from sale of capital shares...................    4,385,586,905      6,757,471,254
     Value of shares issued in reinvestment of dividends....       38,299,785         68,375,264
     Cost of shares repurchased.............................   (4,213,566,652)    (6,496,879,767)
                                                               --------------     --------------
     Increase in net assets derived from capital stock
       transactions.........................................      210,320,038        328,966,751
                                                               --------------     --------------
  Total increase in assets..................................      210,314,396        328,966,733
                                                               --------------     --------------
Net Assets:
  Beginning of period.......................................    1,563,288,148      1,234,321,415
                                                               --------------     --------------
  End of period.............................................   $1,773,602,544     $1,563,288,148
                                                               ==============     ==============

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                              Financial Highlights
                 (for a share outstanding through each period)

                                SIX MONTHS
                                   ENDED           FOR THE           FOR THE           FOR THE           FOR THE
                                 JUNE 30,         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                   1998          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                (UNAUDITED)          1997              1996              1995              1994
                                -----------      ------------      ------------      ------------      ------------
Net Asset Value, Beginning of
  Period......................  $     1.00        $     1.00        $     1.00        $     1.00         $   1.00
                                ----------        ----------        ----------        ----------         --------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net Investment Income.......       .0243             .0485             .0468             .0515            .0343
  Net Realized Gain on
    Investments...............          --                --                --                --               --
                                ----------        ----------        ----------        ----------         --------
        Total From Investment
          Operations..........       .0243             .0485             .0468             .0515            .0343
                                ----------        ----------        ----------        ----------         --------
LESS DISTRIBUTIONS:
  Dividend to Shareholders
    from Net Investment
    Income....................      (.0243)           (.0485)           (.0468)           (.0515)          (.0343)
  Dividend to Shareholders
    from Net Realized Gain....          --                --                --                --               --
                                ----------        ----------        ----------        ----------         --------
        Total Distributions...      (.0243)           (.0485)           (.0468)           (.0515)          (.0343)
                                ----------        ----------        ----------        ----------         --------
Net Asset Value, End of
  Period......................  $     1.00        $     1.00        $     1.00        $     1.00         $   1.00
                                ==========        ==========        ==========        ==========         ========
TOTAL RETURN..................        5.01%(b)          4.96%             4.78%             5.28%            3.48%
RATIO/SUPPLEMENT DATA:
  Net Assets, End of Period
    (in thousands)............  $1,773,603        $1,563,288        $1,234,321        $1,009,370         $677,177
    Ratio of Expenses to
      Average Daily Net
      Assets..................         .72%(a)(b)        .74%(a)           .77%(a)           .80%(a)          .80%(a)
    Ratio of Net Investment
      Income to Average Daily
      Net Assets..............        4.89%(a)(b)       4.87%(a)          4.68%(a)          5.15%(a)         3.39%(a)

---------------
(a) During the year a portion of the Advisory and/or Distribution fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the Ratio of Expenses to Average Daily Net Assets would have been .74%, .75%, .78%, .81%, and .83%, respectively, and the Ratio of Net Investment Income to Average Daily Net Assets would have been 4.87%, 4.85%, 4.67%, 5.14%, and 3.36%, respectively.

(b) Annualized

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                         Notes to Financial Statements
                                 June 30, 1998
                                  (Unaudited)

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The Bradford Funds, Inc. (the "Company"), an open-end, diversified management investment company, was incorporated in Maryland on October 26, 1988. The Company is authorized to issue 5.0 billion shares of multiple portfolios. The Company is currently offering shares of one portfolio, The Bradford Money Fund (the "Fund"). The only transaction occurring in the Fund between the date of incorporation and the commencement of operations was the sale and issuance of 100,000 shares of capital stock for $100,000 to Bradford Capital Management, Ltd. ("Bradford Capital Management"), the Fund's investment adviser, on January 10, 1989. The investment objective of the Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in high quality, U.S. dollar-dominated instruments, such as short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

  A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

  C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

  D) FEDERAL INCOME TAXES -- The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.

  E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                  Notes to Financial Statements -- (Continued)
                                 June 30, 1998
                                  (Unaudited)

NOTE 2 -- INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS

  The Fund has entered into an investment advisory agreement with Bradford Capital Management. J.C.B. Financial Services, Inc. acts as the general partner to the adviser and J.C. Bradford & Co. L.L.C., a Tennessee limited liability company ("Bradford"), is the adviser's limited partner. The general partner is a wholly owned subsidiary of Bradford & Co., Incorporated. The Fund has also entered into an Administration and Accounting Services Agreement with Reich & Tang Asset Management, L.P. and distribution and transfer agency agreements with Bradford.

  For the advisory services provided and expenses assumed by it, Bradford Capital Management is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .40% of the first $500 million of the Fund's daily net assets and .35% of the daily net assets of the Fund in excess of $500 million. Bradford Capital Management may, in its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Fund for a portion of the expenses of its operations. Bradford Capital Management has agreed to waive indefinitely a portion of its advisory fee such that it is receiving .30% of the Fund's average daily net assets in excess of $1 billion. For the six months ended June 30, 1998, such waiver amounted to $189,738. Advisory fees, before such waiver, amounted to $3,187,753 for the six months ended June 30, 1998.

  For the administration services provided, Reich & Tang Asset Management, L.P. is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of daily net assets; .07% of the next $200 million of daily net assets; .045% of the next $200 million of daily net assets; .025% of the next $100 million of daily net assets; and .01% of the daily net assets in excess $700 million. Such fees amounted to $278,456 for the six months ended June 30, 1998.

  The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Bradford, is entitled to receive from the Fund reimbursement of its distribution costs at an annual rate of up to
 .20% of daily net assets. Bradford may, in its discretion from time to time, waive voluntarily all or any portion of its distribution fees. Such fees amounted to $1,750,731 for the six months ended June 30, 1998.

  For the transfer agency services provided, Bradford is entitled to receive a fee, computed and paid monthly, at an annual rate of $11.50 per active account. Such fees amounted to $784,919 for the six months ended June 30, 1998.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                  Notes to Financial Statements -- (Concluded)
                                 June 30, 1998
                                  (Unaudited)

NOTE 3 -- CAPITAL STOCK

  Transactions in capital stock of the Fund were as follows:

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 1998     FOR THE YEAR ENDED
                                                                (UNAUDITED)      DECEMBER 31, 1997
                                                              ----------------   ------------------
Shares sold.................................................    4,385,586,905       6,757,471,254
Shares issued in connection with reinvestment of dividends
  from net investment income................................       38,299,785          68,375,264
Shares redeemed.............................................   (4,213,566,652)     (6,496,879,767)
                                                               --------------      --------------
Net increase................................................      210,320,038         328,966,751
                                                               ==============      ==============

NOTE 4 -- NET ASSETS

  Net assets consisted of the following:

                                                              JUNE 30, 1998
                                                               (UNAUDITED)     DECEMBER 31, 1997
                                                              --------------   -----------------
Capital stock, at par.......................................  $    1,773,623    $    1,563,302
Paid-in capital in excess of par............................   1,771,848,921     1,561,739,204
Net accumulated realized capital loss.......................         (20,000)          (14,358)
                                                              --------------    --------------
                                                              $1,773,602,544    $1,563,288,148
                                                              ==============    ==============

                                  BOARD OF DIRECTORS

                                Allan L. Erb, Chairman

                                 Douglas C. Altenbern

                                  William H. Carter

                                 Richard W. Hanselman

                                   Edward J. Roach

                                   Michael R. Shea

                                   William T. Spitz

                                       OFFICERS

                                     Allan L. Erb
                                      President

                                  Randall R. Harness
                               Secretary and Treasurer

                                    Judy K. Abroms
                                    Vice President

                                   Michael R. Shea
                                    Vice President

                                 R. Patrick Shepherd
                                    Vice President

                                  INVESTMENT ADVISER

                          Bradford Capital Management, Ltd.
                                 330 Commerce Street
                              Nashville, Tennessee 37201

                                    ADMINISTRATOR

                          Reich & Tang Asset Management L.P.
                                   600 Fifth Avenue
                               New York, New York 10020

                            TRANSFER AGENT AND DISTRIBUTOR

                              J. C. Bradford & Co., LLC
                                 330 Commerce Street
                              Nashville, Tennessee 37201

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                                                                             THE
                                                                        BRADFORD
                                                                           MONEY
                                                                            FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 JUNE 30, 1998

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                        MEMBERS NEW YORK STOCK EXCHANGE